OPERATING LEASE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 17, 2019
Restructuring Cost and Reserve [Line Items]
Lease right of use asset	$ 118,237		$ 126,118	$ 537,268
Lease liability	127,919		133,998
Operating lease, right-of-use asset, amortization expense	592,909		592,909
Rent expense			100,079	$ 74,214
Impaired right-of-use asset			333,571
Impaired lease liability			$ 349,428
Operating Leases, Rent Expense	$ 15,511	$ 63,895
TRAQIQ Solutions Private Limited [Member]
Restructuring Cost and Reserve [Line Items]
Lease right of use asset					$ 576,566
Lease liability					$ 585,207